Recent accounting pronouncements (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounting Standards Update [Extensible List]	us-gaap:AccountingStandardsUpdate201613Member	us-gaap:AccountingStandardsUpdate201613Member
Accounts receivable, allowance for credit loss	$ 163	$ 206	$ 143
Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts receivable, allowance for credit loss			$ 143